PROSPECTUS - MAY 1, 2002


AS REVISED, JUNE 16, 2003


CITIZENSSELECT FUNDS


CITIZENSSELECT PRIME MONEY MARKET FUND

CITIZENSSELECT TREASURY MONEY MARKET FUND


Seeking current income, safety of principal and liquidity by investing in high quality, short-term securities



CLASS B SHARES


This prospectus is to be used only by certain financial institutions and their respective clients. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


Not FDIC-Insured * Not Bank Guaranteed * May Lose Value






                                                           CITIZENSSELECT FUNDS

                                         CitizensSelect Prime Money Market Fund

                                      CitizensSelect Treasury Money Market Fund

Contents

The Funds
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Introduction                                                           1

CitizensSelect Prime Money Market Fund                                 2

CitizensSelect Treasury Money Market Fund                              4

Management                                                             6

Financial Highlights                                                   6

Account Information
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Account Policies                                                       7

Distributions and Taxes                                                9

Services for Fund Investors                                            9

For More Information
--------------------------------------------------------------------------------

SEE BACK COVER.


The funds are sold exclusively to affiliates of Citizens Financial Group, Inc. (collectively, "Citizens" ) and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Shares of the funds may not be purchased directly by individuals. See "Account Policies" for more information.



The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of the other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider two investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by the investment adviser. CitizensSelect Prime Money Market Fund intends to purchase only securities with the highest credit rating, or the unrated equivalent. CitizensSelect Treasury Money Market Fund will purchase only U.S. government securities.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*    invest only in high quality, dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, although the degree of safety is somewhat less.

                                                                      The Funds
[Page 1]

CITIZENSSELECT PRIME MONEY MARKET FUND

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

*    repurchase agreements, including tri-party repurchase agreements

*    asset-backed securities

* high grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund' s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund intends to maintain a constant share price, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

What the fund is - and isn't

The fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in the fund, but also has the potential to make money.

[Page 2]


PAST PERFORMANCE

As a new fund, past performance information is not available for the fund as of the date of this prospectus.

EXPENSES

Investors will pay certain fees and expenses in connection with the fund, which are described for Class B shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.10%

Rule 12b-1 fee                                                           None

Administrative services fee                                             0.25%

Other expenses                                                          0.10%
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

              1 Year                                      3 Years
--------------------------------------------------------------------------------
              $46                                         $144

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

ADMINISTRATIVE SERVICES FEE: the fee paid to Citizens and other institutions for providing account services directly to their clients who hold Class B shares.

OTHER EXPENSES: these expenses are based on estimated amounts for the current fiscal year and include an omnibus account services fee of 0.10% payable to Citizens or other institutions for providing certain services to beneficial owners of fund shares. While certain other expenses are estimated for the current fiscal year to be 0% of the fund's average daily net assets, actual expenses may be greater than such amount.

                                         CitizensSelect Prime Money Market Fund

[Page 3]



CITIZENSSELECT TREASURY MONEY MARKET FUND

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS

The fund' s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop.

What the fund is - and isn't

The fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in the fund, but also has the potential to make money.

[Page 4]


PAST PERFORMANCE

As a new fund, past performance information is not available for the fund as of the date of this prospectus.

EXPENSES

Investors will pay certain fees and expenses in connection with the fund, which are described for Class B shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.10%

Rule 12b-1 fee                                                           None

Administrative services fee                                             0.25%

Other expenses                                                          0.10%
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

              1 Year                                      3 Years
--------------------------------------------------------------------------------
              $46                                         $144

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

ADMINISTRATIVE SERVICES FEE: the fee paid to Citizens and other institutions for providing account services directly to their clients who hold Class B shares.

OTHER EXPENSES: these expenses are based on estimated amounts for the current fiscal year and include an omnibus account services fee of 0.10% payable to Citizens or other institutions for providing certain services to beneficial owners of fund shares. While certain other expenses are estimated for the current fiscal year to be 0% of the fund's average daily net assets, actual expenses may be greater than such amount.

                                      CitizensSelect Treasury Money Market Fund

[Page 5]



MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, the investment adviser manages one of the nation's leading mutual fund complexes, with approximately $172 billion in over 200 mutual fund portfolios. Each fund has agreed to pay the investment adviser a management fee at the annual rate of 0.10% of the fund's average daily net assets.


The funds, the investment adviser and the distributor have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The investment adviser' s code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by employees of the investment adviser does not disadvantage any fund managed by the investment adviser.

FINANCIAL HIGHLIGHTS

As new funds, financial highlights information is not available for the funds as of the date of this prospectus.

[Page 6]


                                                            ACCOUNT INFORMATION

ACCOUNT POLICIES


Each  fund  is  sold  exclusively  to  Citizens  and certain other institutional investors, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although Citizens, and certain other approved institutions, may purchase shares for accounts maintained by individuals. Generally, investors will be required to open a single master account with the fund for all purposes. In certain cases, the fund may require investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. Each fund offers four classes of shares in separate prospectuses. Individuals or entities for whom Citizens or other approved institutions purchase fund shares should consult their financial representative to determine which class of shares is made available to them and to purchase and sell fund shares. Citizens or other approved institutions may impose policies, limitations and fees on their clients which are different from those described in this prospectus.




Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

AMORTIZED COST: a method of valuing a money market fund's portfolio securities, which does not take into account unrealized gains and losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help maintain the $1.00 share price.



Buying shares

Fund shares are sold at net asset value per share (NAV), which is generally calculated at 5:00 p.m. and 8:00 p.m. every day the New York Stock Exchange, or the transfer agent (as on Good Friday) as to CitizensSelect Prime Money Market Fund only, is open for regular business. Orders in proper form will be priced at the NAV next calculated after the orders and Federal Funds are received by the fund' s custodian or other authorized entity. Each fund's investments are valued based on amortized cost.

As to CitizensSelect Prime Money Market Fund only, orders in proper form placed prior to 5: 00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 5: 00 p.m. on that day, and the shares so purchased will receive the dividend declared on that day.

As to CitizensSelect Treasury Money Market Fund only, orders in proper form placed prior to 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 5: 00 p.m. on that day. Shares so purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by means other than a compatible computer facility, will become effective on the following business day.

All times are Eastern time.

Account Information
[Page 7]

ACCOUNT POLICIES (CONTINUED)

Minimum investments

                                    Initial                    Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                    $1 BILLION((+))            NONE

((+))  Each fund may waive the minimum initial purchase requirement.

Selling shares

Investors may sell (redeem) shares at any time and the shares will be sold at the next determined NAV.

If a redemption request is received in proper form and transmitted to the fund's custodian by 5:00 p.m. Eastern time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's custodian after 5: 00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day. Any certificates representing
fund   shares  being  sold  must  be  returned  with  the  redemption  request.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

General policies

Unless the investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as the fund' s transfer agent or other authorized agent takes reasonable measures to verify the order.

Each fund reserves the right to:

* refuse any purchase or exchange request that could adversely affect the fund or its operations

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount being redeemed is deemed by the investment adviser to be large enough to affect fund operations.

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the investment adviser determines to do so.

[Page 8]


DISTRIBUTIONS AND TAXES

Each fund usually declares dividends from its net investment income every day the New York Stock Exchange, or, in the case of CitizensSelect Prime Money Market Fund, the fund's transfer agent, is open, and pays such dividends to its shareholders once a month. Each fund distributes any net realized securities gains once a year. Dividends and distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Dividends and distributions are taxable to U.S. shareholders as ordinary income (unless the investment is in a tax-deferred account for which taxes may be due at a later date). The tax status of any distribution is the same regardless of how long the investor has been in the fund and whether the investor reinvests distributions or takes them in cash. The tax status of dividends and distributions will be detailed in an annual tax statement from the fund.

Because each investor's tax situation is unique, the investor should consult a professional about federal, state and local tax consequences.

SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Class B shares of one fund, Class B shares of the other fund. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Auto-Exchange privilege

Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Class B shares of one fund, in Class B shares of the other fund, if the investor is a shareholder in such other fund. There is currently no fee for this privilege.

                                                            Account Information
[Page 9]

FOR MORE INFORMATION
--------------------------------------------------------------------------------

CitizensSelect Prime Money Market Fund
CitizensSelect Treasury Money Market Fund

Series of CitizensSelect Funds
SEC File Number: 811-21035

More information on each fund is available free upon request, including the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).


TO OBTAIN INFORMATION
--------------------------------------------------------------------------------


BY TELEPHONE:


Call your financial representative or 1-800-645-6561.


BY MAIL:


One Chase Manhattan Plaza

16th Floor

New York, NY 10081

Attention: Corporate Trust Department


Text-only versions of certain fund documents can be viewed

online or downloaded from:

http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference
Section, Washington, DC  20549-0102.




                                                                      702-P
(c) 2003 Dreyfus Service Corporation                                 (0603)